September 1, 2015

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE:      Dreyfus State Municipal Bond Funds
            1933 Act File No.:  33-10238
            1940 Act File No.:  811-4906
            CIK No.:  0000806176

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Prospectuses and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 64 to the Registration Statement, electronically filed with the Securities and Exchange Commission on August 26, 2015.

Please address any comments or questions to my attention at 212-922-8216.

Sincerely,

/s/ Isaac Tamakloe

Isaac Tamakloe
Paralegal